COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Turnover	$ 1,953.7	$ 1,924.2	[1]	$ 1,802.5	[1]
Cost of sales	(699.4)	(698.5)	[1]	(680.3)	[1]
Gross profit	1,254.3	1,225.7	[1]	1,122.2	[1]
Lease expenses	(131.2)	(428.6)		(402.4)
Personnel expenses	(445.3)	(411.1)	[1]	(371.3)	[1]
Other expenses	(166.9)	(158.9)		(179.7)
Depreciation, amortization and impairment	(363.5)	(128.9)	[1]	(108.7)	[1]
Operating profit	147.4	98.2	[1]	60.1	[1]
Finance income	4.7	2.6	[1]	1.6	[1]
Finance expenses	(91.6)	(31.0)	[1]	(30.2)	[1]
Foreign exchange gain/(loss)	0.3	(0.9)	[1]	0.5	[1]
Profit/(loss) before tax	60.8	68.8	[1]	32.3	[1]
Income tax benefit/(expense)	(14.5)	(3.0)	[1]	(42.9)	[1]
Net profit/(loss)	46.3	65.8	[1]	(10.6)	[1]
OTHER COMPREHENSIVE INCOME
Exchange differences on translating foreign operations	14.6	(20.1)	[1]	26.8	[1]
Total other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	14.6	(20.1)	[1]	26.8	[1]
Total other comprehensive income/(loss), net of tax	14.6	(20.1)	[1]	26.8	[1]
Total comprehensive income/(loss), net of tax	60.9	45.7	[1]	16.2	[1]
Net profit/(loss) attributable to non-controlling interests	33.6	36.3	[1]	29.8	[1]
Net profit/(loss) attributable to equity holders of the parent	12.7	29.5	[1]	(40.4)	[1]
Total comprehensive income/(loss) attributable to non-controlling interests	33.6	36.3	[1]	29.8	[1]
Total comprehensive income/(loss) attributable to equity holders of the parent	$ 27.3	$ 9.4	[1]	$ (13.6)	[1]
Basic earnings/(loss) per share	$ 0.14	$ 0.32	[1]	$ (0.44)	[1]
Diluted earnings/(loss) per share	$ 0.14	$ 0.32	[1]	$ (0.44)	[1]

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)